Earnings Per Share - Schedule of Calculation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Weighted number of outstanding shares	187,829,202	187,825,592	187,829,202	187,370,399
Number of shares with dilutive effects	309		248
Weighted number of outstanding shares (diluted and undiluted)	187,829,511	187,825,592	187,829,450	187,370,399
Profit attributable to ordinary shareholders	€ 105,113	€ 71,652	€ 125,232	€ 64,497
Basic	€ 0.56	€ 0.38	€ 0.67	€ 0.34
Diluted	€ 0.56	€ 0.38	€ 0.67	€ 0.34